Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 494.9	$ 465.1
Additions	57.9	62.3
Business combinations	210.1
Depreciation	(26.5)	(26.8)
Effect of foreign currency exchange rate changes	4.9	(5.7)
Carrying amount, Ending balance	741.3	494.9
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	115.9	116.0
Additions	0.0	0.0
Business combinations	136.4
Depreciation	0.0	0.0
Effect of foreign currency exchange rate changes	0.0	(0.1)
Carrying amount, Ending balance	252.3	115.9
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	197.2	199.3
Additions	0.0	0.0
Business combinations	15.4
Depreciation	0.0	0.0
Effect of foreign currency exchange rate changes	3.7	(2.1)
Carrying amount, Ending balance	216.3	197.2
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	123.8	78.5
Additions	57.4	62.3
Business combinations	0.8
Depreciation	(17.0)	(16.4)
Effect of foreign currency exchange rate changes	(0.1)	(0.6)
Carrying amount, Ending balance	164.9	123.8
Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	3.2	3.9
Additions	0.5	0.0
Business combinations	44.5
Depreciation	(2.0)	(0.5)
Effect of foreign currency exchange rate changes	(1.2)	(0.2)
Carrying amount, Ending balance	45.0	3.2
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	54.5	65.5
Additions	0.0	0.0
Business combinations	0.0
Depreciation	(6.7)	(8.5)
Effect of foreign currency exchange rate changes	2.4	(2.5)
Carrying amount, Ending balance	50.2	54.5
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	0.3	1.9
Additions	0.0	0.0
Business combinations	13.0
Depreciation	(0.8)	(1.4)
Effect of foreign currency exchange rate changes	0.1	(0.2)
Carrying amount, Ending balance	$ 12.6	$ 0.3